Note 10 - Stock Options (Details Textual) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	May 03, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		748,000	748,000		19,222	19,222	19,222
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 531,000
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Amount					$ 48,000
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Period for Recognition					270 days
Common Stock, Capital Shares Reserved for Future Issuance					19,222	19,222
Share Price					$ 64.07	$ 61.28
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	0
Share-based Payment Arrangement, Expense			$ 136,000	$ 150,000	$ 293,000	$ 301,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 395,000	$ 395,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 182 days		2 years
Non-employee Options [Member]
Share-based Payment Arrangement, Expense			$ 32,000	$ 0	$ 16,000	$ 0
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Amount		$ 16,000	$ 16,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			90 days
Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	57,822
Minimum [Member] | Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	$ 21.00
Maximum [Member] | Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	$ 656.40
Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	690,058
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		11,000	11,000
Alliqua Biomedical, Inc. [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	$ 1.11
Alliqua Biomedical, Inc. [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	$ 3.06
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Price as Percentage of Estimated Fair Value of Underlying Shares					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Price as Percentage of Estimated Fair Value of Underlying Shares, 10% Shareholder					110.00%
The Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years